The Munder Funds
                         Supplement Dated June 29, 2000

                        to Prospectus Dated June 29, 2000

                            Class A and B Shares of:

     Munder All-Season Conservative Fund and Munder All-Season Moderate Fund

      CLOSING OF ALL-SEASON CONSERVATIVE FUND AND ALL-SEASON MODERATE FUND

         Shares of the All-Season Conservative Fund and All-Season Moderate Fund are no longer available.



                                The Munder Funds
                         Supplement Dated June 29, 2000

                        to Prospectus Dated June 29, 2000
                               Class Y Shares of:

     Munder All-Season Conservative Fund and Munder All-Season Moderate Fund

      CLOSING OF ALL-SEASON CONSERVATIVE FUND AND ALL-SEASON MODERATE FUND

         Shares of the All-Season Conservative Fund and All-Season Moderate Fund are no longer available.